NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year	$ 186,714
Recovery of impairment losses	8,055
Balance at year end balance	206,193	$ 186,714
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year	186,714	101,382	$ 259,527
Additions	193,735	180,296	89,216
Assets sold, net	(147,760)	(52,164)	(78,784)
Changes in fair value	2,296	(25,136)	(37,818)
Reclassifications	(29,989)	(20,038)	(134,795)
Exchange gains in foreign currency	1,197	2,374	4,036
Balance at year end balance	206,193	186,714	101,382
Non-current assets held for sale [member] | Investment property [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications	(21,722)	(19,718)	(108,924)
Non-current assets held for sale [member] | Investment
Disclosure of non-current assets held for sale [Line Items]
Reclassifications		(21)	(23,368)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications	$ (14,980)	$ (299)	(2,503)
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications			$ 6,713